Bonds Payable (Details)				12 Months Ended
	Nov. 02, 2016 USD ($) $ / shares	Nov. 02, 2016 CNY (¥)	Jan. 29, 2013 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥)	Nov. 02, 2016 CNY (¥) ¥ / shares
Bonds Payable
Amortized deferred expenses				$ 96,992	¥ 672,831		¥ 5,134,902	¥ 5,134,902
Current liabilities
Accrued expenses and other payables-Accrued bonds' interests element (note 13)							27,205,456
Bonds payable-Outstanding principal							319,572,092
Non-current liabilities
Bonds payable-Outstanding principal				$ 42,261,706			¥ 0			¥ 293,169,451
2013 Bonds
Bonds Payable
Debt instrument, fixed interest rate (as a percent)				9.30%						9.30%
Unamortized debt issuance costs interest rate (as a percentage)							10.53%
Interests incurred				$ 457,711	3,175,144		¥ 33,885,000	46,500,000
Outstanding deferred expenses							427,908			¥ 0
Amortized deferred expenses				$ 61,685	427,908		5,134,902	5,134,902
Current liabilities
Bonds payable-Outstanding principal										¥ 320,000,000
2016 Bonds
Bonds Payable
Debt instrument, fixed interest rate (as a percent)				6.50%						6.50%
Unamortized debt issuance costs interest rate (as a percentage)				6.75%						6.75%
Interests incurred				$ 413,123	2,865,835		0	0
Prepaid interests	$ 432,464			19,341			0			¥ 134,165	¥ 3,000,000
Cost associated to the debt issuance of Bonds				1,019,961						7,075,472
Outstanding deferred expenses				984,654			0			6,830,549
Amortized deferred expenses				35,307	¥ 244,923		0	¥ 0
Non-current liabilities
Bonds payable-Outstanding principal				43,246,360						300,000,000
2016 Bonds | Interest expense
Bonds Payable
Outstanding deferred expenses				$ 984,654			¥ 0			¥ 6,830,549
Shandong Borun | 2013 Bonds
Bonds Payable
Amount issued									¥ 500,000,000
Face value of Bonds issued (in CNY or USD per share) | ¥ / shares									¥ 100
Debt instrument, fixed interest rate (as a percent)							9.50%		9.30%
Debt instrument, maturity date									Apr. 16, 2016
Amount sold back from holders						$ 25,947,816	¥ 180,000,000
Shandong Borun | 2016 Bonds
Bonds Payable
Debt instrument, face amount	$ 43,246,360										¥ 300,000,000
Face value of Bonds issued (in CNY or USD per share) | (per share)	$ 14										¥ 100
Debt instrument, fixed interest rate (as a percent)	6.50%										6.50%
Debt instrument, maturity date	Nov. 02, 2021	Nov. 02, 2021
Amount to be repaid at the end of each of the third, fourth and fifth year life of the Bonds	$ 14,415,453	¥ 100,000,000
Shandong Borun | Planned | 2013 Bonds
Bonds Payable
Debt instrument, face amount			¥ 500,000,000
Shandong Borun | Planned | First tranche private placement bonds
Bonds Payable
Debt instrument, face amount			¥ 350,000,000
Debt term			3 years
Number of months following registration that entity may issue second tranche of private placement bonds			6 months
Shandong Borun | Planned | Second tranche private placement bonds
Bonds Payable
Debt instrument, face amount			¥ 150,000,000